Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend Income Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom Blend Income Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 32
3 Years	100
5 Years	174
10 Years	393
Fidelity Advisor Freedom Blend Income Fund - Class C
Expense Example, No Redemption:
1 Year	144
3 Years	446
5 Years	771
10 Years	1,486
Fidelity Advisor Freedom Blend Income Fund - Class M
Expense Example, No Redemption:
1 Year	440
3 Years	630
5 Years	836
10 Years	1,430
Fidelity Advisor Freedom Blend Income Fund - Class A
Expense Example, No Redemption:
1 Year	639
3 Years	774
5 Years	922
10 Years	1,350
Fidelity Advisor Freedom Blend Income Fund - Class I
Expense Example, No Redemption:
1 Year	42
3 Years	132
5 Years	230
10 Years	$ 518